Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk - 2017 (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,141,630	$ 2,858,835
Offset	(335,129)	(290,258)
Net	2,806,501	2,568,577
On-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,201,445	1,965,589
Offset	(335,129)	(290,258)
Net	1,866,316	1,675,331
On-balance sheet risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	307,726	242,995
Offset	(293,240)	(232,908)
Net	14,486	10,087
On-balance sheet risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,037,987	1,036,743
Offset	(27,221)	(28,524)
Net	1,010,766	1,008,219
On-balance sheet risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	81,616	69,203
Offset	0	0
Net	81,616	69,203
On-balance sheet risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	230,628	240,862
Offset	(14,668)	(28,826)
Net	215,960	212,036
On-balance sheet risk | – personal | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	456,078	431,137
Offset	(4,287)	(4,640)
Net	451,791	426,497
On-balance sheet risk | – corporate and commercial | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	517,594	535,061
Offset	(21,102)	(21,745)
Net	496,492	513,316
Off-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	940,185	893,246
Offset	0	0
Net	940,185	893,246
Off-balance sheet risk | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	844,038	797,279
Offset	0	0
Net	$ 844,038	$ 797,279